Note 19 - Off-balance sheet lending commitments and guarantee business, Allowance for Credit Losses (Detail) - Allowance for Credit Losses - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	€ 419	[2],[3]	€ 342
Movements in financial assets including new business		13	[3],[4]	75	[1],[2]
Transfers due to changes in creditworthiness		0	[3],[4]	0	[1],[2]
Changes in models		0	[3],[4]	0	[1],[2]
Foreign exchange and other changes		12	[3],[4]	1	[1],[2]
Balance, end of reporting period	[3]	443	[4]	419	[1],[2]
Provision for Credit Losses excluding country risk	[5]	13	[3],[4],[6]	75	[1],[2],[7],[8]
Stage 1 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	144	[2],[3]	128
Movements in financial assets including new business		(43)	[3],[4]	13	[1],[2]
Transfers due to changes in creditworthiness		3	[3],[4]	0	[1],[2]
Changes in models		0	[3],[4]	0	[1],[2]
Foreign exchange and other changes		3	[3],[4]	3	[1],[2]
Balance, end of reporting period	[3]	108	[4]	144	[1],[2]
Provision for Credit Losses excluding country risk	[5]	(40)	[3],[4],[6]	13	[1],[2],[7],[8]
Stage 2 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	74	[2],[3]	48
Movements in financial assets including new business		38	[3],[4]	21	[1],[2]
Transfers due to changes in creditworthiness		(5)	[3],[4]	0	[1],[2]
Changes in models		0	[3],[4]	0	[1],[2]
Foreign exchange and other changes		3	[3],[4]	4	[1],[2]
Balance, end of reporting period	[3]	111	[4]	74	[1],[2]
Provision for Credit Losses excluding country risk	[5]	33	[3],[4],[6]	22	[1],[2],[7],[8]
Stage 3 [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	200	[2],[3]	166
Movements in financial assets including new business		18	[3],[4]	41	[1],[2]
Transfers due to changes in creditworthiness		2	[3],[4]	(1)	[1],[2]
Changes in models		0	[3],[4]	0	[1],[2]
Foreign exchange and other changes		6	[3],[4]	(6)	[1],[2]
Balance, end of reporting period	[3]	225	[4]	200	[1],[2]
Provision for Credit Losses excluding country risk	[5]	19	[3],[4],[6]	40	[1],[2],[7],[8]
Stage 3 POCI [Member]
Off-balance sheet lending commitments and guarantee business [Line Items]
Balance, beginning of year	[1]	0	[2],[4]	0
Movements in financial assets including new business	[1],[2]			0
Transfers due to changes in creditworthiness	[1],[2]			0
Changes in models		€ 0	[3],[4]	0	[1],[2]
Foreign exchange and other changes	[1],[2]			0
Balance, end of reporting period	[1],[2],[4]			0
Provision for Credit Losses excluding country risk	[1],[2],[5],[7],[8]			€ 0

[1]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.
[2]	Allowance for credit losses does not include allowance for country risk amounting to € 4 million as of December 31, 2020.
[3]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
[4]	Allowance for credit losses does not include allowance for country risk amounting to € 6 million as of December 31, 2021.
[5]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models
[6]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[7]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.
[8]	The above table breaks down the impact on provision for credit losses from movements in financial assets including new business, transfers due to changes in creditworthiness and changes in models.